Provisions (Tables)	6 Months Ended
Jun. 30, 2020
8. Provisions
Provisions
8. Provisions
	As at	As at
	30.06.20	31.12.19
	£m	£m
Customer redress	27	71
Legal, competition and regulatory matters	250	374
Redundancy and restructuring	34	63
Undrawn contractually committed facilities and guarantees	593	252
Onerous contracts	9	20
Sundry provisions	172	171
Total	1,085	951